UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund (Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Ronald E. Robison 522 Fifth Avenue, New York, New York 10036 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund

Portfolio of Investments November 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.4%)
	Advertising/Marketing Services (0.8%)
17,170	Arbitron Inc.	$684,224

	Aluminum (1.4%)
17,771	Kaiser Aluminum Corp,	1,264,229

	Apparel/Footwear (1.9%)
41,209	Iconix Brand Group, Inc.*	939,153
20,262	Luluemon Athletica Inc. (Canada)*	743,008
		1,682,161
	Apparel/Footwear Retail (0.7%)
42,474	Citi Trends Inc.*	656,223

	Biotechnology (7.2%)
44,477	Alnylam Pharmaceuticals, Inc.*	1,450,840
35,793	Illumina, Inc.*	2,068,477
46,340	Techne Corp.*	3,019,051
		6,538,368
	Casino/Gaming (0.2%)
33,430	Lakes Entertainment, Inc.*	221,975

	Commercial Printing/Forms (1.5%)
31,394	VistaPrint Ltd. (Bermuda)*	1,393,894

	Construction Materials (3.6%)
42,917	Eagle Materials Inc.	1,669,528
22,561	Texas Industries, Inc.	1,565,282
		3,234,810
	Electronic Production Equipment (1.1%)
26,159	Tessera Technologies, Inc.*	1,010,261

	Financial Publishing/Services (7.0%)
74,679	Interactive Data Corp.	2,332,225
49,790	Morningstar, Inc.*	4,050,417
		6,382,642
	Forest Products (0.5%)
9,827	Deltic Timber Corp.	473,170

	Home Building (2.0%)
48,564	Gafisa S.A. (ADR) (Brazil)*	1,796,868

	Home Furnishings (1.0%)
84,571	Select Comfort Corp.*	899,835

	Hotels/Resorts/Cruiselines (5.1%)
50,117	Gaylord Entertainment Co.*	2,107,921
45,252	Vail Resorts, Inc.*	2,511,939
		4,619,860
	Industrial Machinery (1.5%)
17,780	Middleby Corp.*	1,349,324

	Information Technology Services (1.4%)
51,576	Longtop Financial Technologies Ltd. (ADR) (China)	1,292,495

	Internet Retail (7.1%)
53,051	Blue Nile Inc.*	3,915,694
24,437	Ctrip.com International Ltd. (ADR) (Cayman Islands)	1,468,908
146	DeNA Co., Ltd. (Japan) (a)	1,020,529
		6,405,131
	Internet Software/Services (5.0%)
89,554	CNET Networks, Inc.*	678,819
20,915	comScore Inc.*	678,692
17,353	Equinix Inc.*	1,806,621
36,641	GSI Commerce, Inc.*	957,063

33,488	Rediff.com India (ADR) (India)*	395,493
		4,516,688
	Investment Banks/Brokers (3.0%)
38,212	Greenhill & Co., Inc.	2,762,345

	Investment Managers (1.1%)
78,321	Pzena Investment Management Inc. (Class A)*	994,677

	Investment Trusts/Mutual Funds (1.6%)
36,539	Macquarie Infrastructure Company Trust	1,472,522

	Miscellaneous Commercial Services (10.4%)
20,722	Corporate Executive Board Co. (The)	1,390,239
47,364	Costar Group, Inc.*	2,282,471
84,150	Endeavor Acquisition Corp.*	1,241,212
38,758	Forrester Research, Inc.*	1,014,685
21,324	IHS Inc. (Class A)*	1,495,665
117,211	Information Services Group, Inc.	788,830
38,562	Viad Corp.	1,195,808
		9,408,910
	Oil & Gas Production (1.9%)
19,372	Carrizo Oil & Gas, Inc.	938,573
25,052	GMX Resources Inc.*	801,413
		1,739,986
	Other Consumer Services (9.1%)
50,426	Ambassadors Group, Inc.	924,813
29,329	Ambassadors International, Inc.	352,535
22,051	American Public Education Inc.	932,757
16,245	Bankrate, Inc.*	635,829
34,339	GMarket, Inc. (ADR) (South Korea)*	797,352
49,568	HouseValues, Inc.*	169,523
50,408	Premier Exhibitions Inc.*	548,439
21,484	Strayer Education, Inc.	3,885,596
		8,246,844
	Other Transportation (2.3%)
45,346	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	2,082,742

	Packaged Software (1.5%)
34,801	Blackboard Inc.*	1,357,239

	Property – Casualty Insurers (0.7%)
28,228	Greenlight Capital Re, Ltd. (Cayman Islands)*	613,394

	Real Estate Development (0.4%)
6,362	Consolidated-Tomoka Land Co.	401,442

	Recreational Products (3.1%)
43,500	ARUZE Corp. (Japan) (a)	1,615,328
43,324	Marvel Entertainment, Inc.*	1,200,075
		2,815,403
	Restaurants (4.4%)
71,682	AFC Enterprises, Inc.*	782,051
51,463	BJ’S Restaurants Inc.*	915,527
56,501	P.F. Chang’s China Bistro, Inc.*	1,445,861
31,329	Peet’s Coffee & Tea, Inc.*	837,111
		3,980,550
	Services to the Health Industry (3.3%)
45,509	Advisory Board Co. (The)*	2,958,540

	Specialty Stores (0.8%)
58,167	CKX, Inc.*	705,566

	Specialty Telecommunications (2.1%)
93,581	Cogent Communications Group, Inc.*	1,944,613

	Wholesale Distributors (0.6%)
175,000	Integrated Distribution Services Group Ltd. (Hong Kong) (a)	573,787

	Total Common Stocks (Cost $77,795,179)	86,480,718

	Convertible Preferred Stock (0.5%)
	Biotechnology (0.5%)
69,988	Microbia, Inc. - 144A**
	(Cost $437,425)		437,425

NUMBER OF SHARES (000)
	Short-Term Investment (6.0%)
	Investment Company (b)
5,436	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $5,436,317)		5,436,317

	Total Investments (Cost $83,668,921) (c)	101.9%	92,354,460
	Liabilities in Excess of Other Assets	(1.9)	(1,669,485)
	Net Assets	100.0%	$90,684,975
______________
ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors (Illiquid security).
(a)

Securities with a total market value equal to $3,209,644 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $89,959 for the period ended November 30, 2007.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer January 17, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Special Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Special Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 17, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer